Revenue Classified by Significant Product and Service Offerings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Revenue	$ 331,839	$ 281,724	$ 245,122
Microsoft Cloud
Revenue from External Customer [Line Items]
Revenue	$ 214,400	$ 168,900	$ 137,700